Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows From (Used In) Operating Activities
Net loss	$ (862,786)	$ (734,534)	$ (3,913,990)	$ (2,179,294)
Non-cash items:
Stock-based compensation expense	157,018	110,102	259,300	307,918
Acquired In-process research and development through issuance of common stock			2,000,000
Depreciation expense	50		51
Expenses paid by Sanovas on behalf of Company, net	280,820	426,109	1,225,014	548,148
Changes in operating assets and liabilities:
Increase in accounts payable and accrued liabilities	221,593	88,297	225,198	109,851
(Increase) decrease in deferred offering costs				43,787
Increase in accrued interest	1,920	2,920	5,140	2,619
Total adjustments	661,401	627,428	3,714,703	1,012,323
Net cash (used in) operating activities	(201,385)	(107,106)	(199,287)	(1,166,971)
Cash Flows (Used In) Investing Activities
Equipment purchase			(307)
Cash Flows From Financing Activities
Proceeds from common stock sold, net of costs		60,500	60,500	1,083,199
Proceeds from exercise of warrants and options			25,000	13,500
Proceeds from shareholders’ notes payable				73,000
Advances from related parties	203,260	41,686	109,185
Net cash provided by financing activities	203,260	102,186	194,685	1,169,699
Net increase (decrease) in cash	1,875	(4,920)	(4,909)	2,728
Cash at beginning of period	38	4,947	4,947	2,219
Cash at end of period	1,913	27	38	4,947
Supplemental information:
Retirement of due to Sanovas through the issuance of common stock to Sanovas Ophthalmology LLC (Note C)			939,802	390,358
Exchange of common stock by Sanovas Ophthalmology LLC for pre-funded warrants				2,801
Repayment of shareholders’ note payable through the exercise of warrants			$ 25,000
Interest paid
Income taxes paid